Derivative Instruments - Effect of Fair Value and Cash Flow Hedge Accounting on Consolidated Statement of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Interest income	$ 30,970	$ 31,666	$ 30,007
Interest expense	$ 14,321	$ 15,377	$ 12,611
OCI, Cash Flow Hedge, Reclassification for Discontinuance, Statement of Income or Comprehensive Income [Extensible Enumeration]	Changes in unrealized gains (losses)	Changes in unrealized gains (losses)	Changes in unrealized gains (losses)
Losses recognized recognized in earnings, discontinuance of cash flow hedges	$ 21	$ 28	$ 28
Asset and liability management positions | Fair value hedges | Interest income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings, fair value hedged item	522	(508)	427
Asset and liability management positions | Fair value hedges | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings, fair value hedged item	(92)	98	(461)
Asset and liability management positions | Fair value hedges | Interest rate contracts | Interest income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings, fair value hedging instruments	(521)	508	(430)
Asset and liability management positions | Fair value hedges | Interest rate contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings, fair value hedging instruments	105	(95)	458
Asset and liability management positions | Cash flow hedges | Interest rate contracts | Interest income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings, cash flow hedging instruments	(230)	(230)	(52)
Asset and liability management positions | Cash flow hedges | Interest rate contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings, cash flow hedging instruments	$ (21)	$ (28)	$ (28)